STOCK-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Valuation Assumption Use to Determine Fair Value of Option at Grant or Modification Date	The fair value of each option award at the grant date was estimated using the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Exercise price	N/A	N/A	$1.05 - $9.66
Risk-free interest rate	N/A	N/A	0.1% - 1.7%
Expected term (in years)	N/A	N/A	0.2 - 6.3
Expected dividend yield	N/A	N/A	0
Expected volatility	N/A	N/A	70.0% - 85.8%

Stock Option Activity	Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	28,996,160	$1.28	6.87	$249,205
Granted	—	—
Exercised	6,424,780	1.11
Cancelled	100,795	3.51
Outstanding at December 31, 2022	22,470,585	$1.31	5.33	$23,418
Vested and exercisable as of December 31, 2022	22,439,822	$1.31	5.33	$23,412

RSU Activity	Changes in RSUs are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2021	12,178,672	$18.7
Granted	17,966,171	7.0
Granted in Romeo Acquisition	1,066,772	3.0
Released	8,527,456	14.0
Cancelled	3,109,359	13.0
Balance at December 31, 2022	19,574,800	$10.0
The following represents the range of assumptions used to determine the grant date or modification date fair value for these market based RSUs:

For the year ended December 31,
2022
Term (years)	0.80 - 1.80
Stock price	$5.32 - $9.66
Risk-free interest rate	1.66% - 3.50%
Expected volatility	100%
The following table summarizes 2022 market-based RSU activity:

	Number of Market Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2021	13,317,712	$26.0
Granted	1,351,361	2.5
Released	—	—
Cancelled	12,598,015	24.3
Balance at December 31, 2022	2,071,058	$24.5
As of December 31, 2022, total unrecognized compensation expense and remaining weighted-average recognition period related to outstanding share-based awards were as follows:

	Unrecognized compensation expense	Remaining weighted-average recognition period (years)
Options	$29	0.10
Market Based RSUs	13,214	1.42
RSUs	120,738	1.92
Total unrecognized compensation expense at December 31, 2022	$133,981

Stock-based Compensation Expense
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the years ending December 31, 2022, 2021 and 2020, respectively:

	Years Ended December 31,
	2022	2021	2020
Selling, general, and administrative	$214,717	$169,561	$122,129
Research and development	34,949	36,150	15,862
Cost of revenues	2,779	—	—
Net loss from discontinued operations	2,960	—	—
Total stock-based compensation expense	$255,405	$205,711	$137,991